UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2003

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             July 18, 2003

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      78

 Form 13F Information Table Value Total:      $      964,306
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 3M COMPANY                 COM      88579Y101  17,412    135,000  SH       SOLE           135,000
 ABBOTT LABS                COM      002824100  15,316    350,000  SH       SOLE           350,000
 AFFYMETRIX INC.            COM      00826T108  4,139     210,000  SH       SOLE           210,000
 ALBEMARLE CORP.            COM      012653101  6,304     225,400  SH       SOLE           225,400
 ALLTEL CORP.               COM      020039103  16,877    350,000  SH       SOLE           350,000
 AMBAC FINANCIAL GROUP      COM      023139108  26,500    400,000  SH       SOLE           400,000
 AMERICAN INT'L GROUP I     COM      026874107  42,140    763,675  SH       SOLE           763,675
 BANKNORTH GROUP, INC.      COM      06646R107  12,096    474,000  SH       SOLE           474,000
 BEA SYSTEMS INC.           COM      073325102  8,036     740,000  SH       SOLE           740,000
 BELLSOUTH CORP             COM      079860102  11,051    415,000  SH       SOLE           415,000
 BJ WHOLESALE CLUB          COM      05548J106  7,530     500,000  SH       SOLE           500,000
 BLACK AND DECKER CORP      COM      091797100  13,035    300,000  SH       SOLE           300,000
 BLACK HILLS CORP           COM      092113109  11,497    374,500  SH       SOLE           374,500
 BMC SOFTWARE               COM      055921100  5,062     310,000  SH       SOLE           310,000
 BOEING CO.                 COM      097023105  10,296    300,000  SH       SOLE           300,000
 BP P.L.C.              SPONSORED ADR055622104  11,345    270,000  SH       SOLE           270,000
 BRINKER INTL INC           COM      109641100  18,550    515,000  SH       SOLE           515,000
 BRISTOL MYERS SQUIBB       COM      110122108  9,367     345,000  SH       SOLE           345,000
 CANADIAN NATIONAL RAIL     COM      136375102  8,204     170,000  SH       SOLE           170,000
 CINERGY CORP               COM      172474108  16,188    440,000  SH       SOLE           440,000
 CISCO SYSTEMS              COM      17275R102  29,115   1,755,000 SH       SOLE          1,755,000
 COMPASS BANKSHARES INC     COM      20449H109  7,335     210,000  SH       SOLE           210,000
 CONOCOPHILLIPS             COM      20825C104  10,960    200,000  SH       SOLE           200,000
 CORNING INC                COM      219350105  8,646    1,170,000 SH       SOLE          1,170,000
 DEAN FOODS                 COM      242370104  17,719    562,500  SH       SOLE           562,500
 DIAMONDCLUSTER INTERNA     COM      25278P106  1,846     497,500  SH       SOLE           497,500
 DONNELLEY R R & SONS C     COM      257867101  13,070    500,000  SH       SOLE           500,000
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  6,344     400,000  SH       SOLE           400,000
 DUKE ENERGY CORP.          COM      264399106  7,082     355,000  SH       SOLE           355,000
 ENZON PHARMACEUTICALS      COM      293904108  1,252     100,000  SH       SOLE           100,000
 EXXON MOBIL CORP.          COM      30231G102  4,668     130,000  SH       SOLE           130,000
 FEDERAL HOME LOAN MTG      COM      313400301  8,123     160,000  SH       SOLE           160,000
 FIFTH THIRD BANC           COM      316773100  5,734     100,000  SH       SOLE           100,000
 GANNETT INC.               COM      364730101  6,721      87,500  SH       SOLE           87,500
 GENENTECH, INC             COM      368710406  16,227    225,000  SH       SOLE           225,000
 GENERAL ELECTRIC CO.       COM      369604103  33,771   1,177,500 SH       SOLE          1,177,500
 GLAXOSMITHKLINE PLC SP SPONSORED ADR37733W105  7,095     175,000  SH       SOLE           175,000
 HCA INC.                   COM      404119109  14,418    450,000  SH       SOLE           450,000
 HERSHEY FOODS CORP.        COM      427866108  4,876      70,000  SH       SOLE           70,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  11,830    250,000  SH       SOLE           250,000
 INTEL CORP                 COM      458140100  10,600    510,000  SH       SOLE           510,000
 INVESTORS FINANCIAL SE     COM      461915100  15,085    520,000  SH       SOLE           520,000
 JOHNSON & JOHNSON          COM      478160104  18,612    360,000  SH       SOLE           360,000
 KEYSPAN CORP.              COM      49337W100  14,180    400,000  SH       SOLE           400,000
 LAB CORP. OF AMERICA       COM      50540R409  10,100    335,000  SH       SOLE           335,000
 LILLY ELI & CO             COM      532457108  4,138      60,000  SH       SOLE           60,000
 LUCENT TECHNOLOGIES        COM      549463107   812      400,000  SH       SOLE           400,000
 MDU RESOURCES GROUP, I     COM      552690109  15,071    450,000  SH       SOLE           450,000
 MICROSOFT CORP             COM      594918104  20,104    785,000  SH       SOLE           785,000
 NOKIA CORP             SPONSORED ADR654902204  10,515    640,000  SH       SOLE           640,000
 NORTHWESTERN CORP          COM      668074107    84       41,800  SH       SOLE           41,800
 ORACLE CORP                COM      68389X105  10,578    880,000  SH       SOLE           880,000
 PEPSI CO. INC.             COM      713448108  19,580    440,000  SH       SOLE           440,000
 PETROLEUM & RESOURCES      COM      716549100  40,912   1,985,996 SH       SOLE          1,985,996
 PFIZER INC                 COM      717081103  34,183   1,000,960 SH       SOLE          1,000,960
 PHILADELPHIA SUBURBAN  COM PAR $0.50718009608  21,333    875,000  SH       SOLE           875,000
 PROCTER & GAMBLE COMPA     COM      742718109  15,161    170,000  SH       SOLE           170,000
 PROVIDENT BANKSHARES C     COM      743859100  8,513     335,021  SH       SOLE           335,021
 ROHM & HAAS CO.            COM      775371107  12,412    400,000  SH       SOLE           400,000
 SAFEWAY, INC               COM      786514208  8,655     423,000  SH       SOLE           423,000
 SAPIENT CORP               COM      803062108  3,186    1,150,000 SH       SOLE          1,150,000
 SBC COMMUNICATIONS         COM      78387G103  15,202    595,000  SH       SOLE           595,000
 SCHLUMBERGER LTD           COM      806857108  3,330      70,000  SH       SOLE           70,000
 SIEBEL SYSTEMS INC.        COM      826170102  7,346     770,000  SH       SOLE           770,000
 SOLECTRON CORP             COM      834182107  7,480    2,000,000 SH       SOLE          2,000,000
 SUN MICROSYSTEMS INC.      COM      866810104  2,369     515,000  SH       SOLE           515,000
 SYMANTEC 3%CONV.DEB.11 NOTE 3% 11/06871503AA6   706      500,000  PRN      SOLE           500,000
 SYMANTEC CORP.             COM      871503108  8,772     200,000  SH       SOLE           200,000
 TARGET CORP.               COM      87612E106  17,406    460,000  SH       SOLE           460,000
 TECO ENERGY, INC           COM      872375100  7,794     650,000  SH       SOLE           650,000
 THE COCA-COLA CO.          COM      191216100  9,282     200,000  SH       SOLE           200,000
 UNITED PARCEL SERVICES   COM CL B   911312106  5,096      80,000  SH       SOLE           80,000
 UNITED TECHNOLOGIES        COM      913017109  26,915    380,000  SH       SOLE           380,000
 VODAFONE GROUP PLC     SPONSORED ADR92857W100  9,680     492,614  SH       SOLE           492,614
 WACHOVIA CORP. NEW         COM      929903102  15,185    380,000  SH       SOLE           380,000
 WELLS FARGO COMPANY        COM      949746101  20,160    400,000  SH       SOLE           400,000
 WILMINGTON TRUST CORP.     COM      971807102  12,327    420,000  SH       SOLE           420,000
 WYETH COMPANY              COM      983024100  13,665    300,000  SH       SOLE           300,000
                                                964,306